Investments - Unrealized Capital Losses (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	$ 16,804.0	$ 2,606.3	$ 4,062.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	743.3	40.3	138.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	1,086.5	240.6	1,939.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	106.1	15.4	164.1
More Than Twelve Months Below Amortized Cost, Fair Value	1,245.9	1,784.8	2,824.2
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	153.9	237.0	614.7
Total, Fair Value	19,136.4	4,631.7	8,825.6
Total Unrealized Capital Losses	1,003.3	292.7	917.5
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	2,626.9	451.2	0
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	58.2	1.8	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	45.5	0	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	6.4	0	0
More Than Twelve Months Below Amortized Cost, Fair Value	0	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0	0
Total, Fair Value	2,672.4	451.2	0
Total Unrealized Capital Losses	64.6	1.8	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	8,739.5	1,333.4	1,812.9
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	457.8	19.2	55.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	723.2	116.5	173.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	82.7	3.0	10.4
More Than Twelve Months Below Amortized Cost, Fair Value	195.4	231.2	393.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	25.8	26.6	45.3
Total, Fair Value	9,658.1	1,681.1	2,379.5
Total Unrealized Capital Losses	566.3	48.8	111.4
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	3,316.3	360.2	1,177.6
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	185.9	12.7	66.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	103.4	59.8	80.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	9.2	7.4	7.3
More Than Twelve Months Below Amortized Cost, Fair Value	201.6	314.9	655.8
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	25.0	39.2	71.9
Total, Fair Value	3,621.3	734.9	1,913.6
Total Unrealized Capital Losses	220.1	59.3	145.4
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	1,807.4	369.3	426.6
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	39.2	6.4	5.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	195.9	42.0	388.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	7.7	2.1	16.1
More Than Twelve Months Below Amortized Cost, Fair Value	384.8	585.1	865.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	48.8	78.2	219.6
Total, Fair Value	2,388.1	996.4	1,680.0
Total Unrealized Capital Losses	95.7	86.7	240.8
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	0	22.0	338.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0.2	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	3.6	15.3	1,131.6
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.7	87.6
More Than Twelve Months Below Amortized Cost, Fair Value	40.9	44.4	241.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	3.6	4.2	55.2
Total, Fair Value	44.5	81.7	1,711.3
Total Unrealized Capital Losses	3.6	6.1	149.2
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	257.0	70.2	306.9
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	1.7	0	5.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	14.9	7.0	165.8
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0.1	1.2	42.7
More Than Twelve Months Below Amortized Cost, Fair Value	423.2	609.2	668.5
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	50.7	88.8	222.7
Total, Fair Value	695.1	686.4	1,141.2
Total Unrealized Capital Losses	52.5	90.0	270.7
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	56.9	0
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.5	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	0	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0
More Than Twelve Months Below Amortized Cost, Fair Value	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0
Total, Fair Value	56.9	0
Total Unrealized Capital Losses	$ 0.5	$ 0